PROVISIONS, CONTINGENT ASSETS AND CONTINGENT LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of PROVISIONS, CONTINGENT ASSETS AND CONTINGENT LIABILITIES [Line Items]
Short-term provisions	$ 1,837	$ 3,905
Long-term provisions, non-Current	33,121	28,651
Total Provisions	34,958	32,556
Provisions for litigations [member]
Disclosure Of PROVISIONS, CONTINGENT ASSETS AND CONTINGENT LIABILITIES [Line Items]
Short-term provisions	499	440
Long-term provisions, non-Current	29,265	28,651
Other short-term provisions [member]
Disclosure Of PROVISIONS, CONTINGENT ASSETS AND CONTINGENT LIABILITIES [Line Items]
Short-term provisions	1,338	3,465
Other long-term provisions [member]
Disclosure Of PROVISIONS, CONTINGENT ASSETS AND CONTINGENT LIABILITIES [Line Items]
Long-term provisions, non-Current	$ 3,856	$ 0